INCOME TAX (EXPENSE) / CREDIT - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense Credit
Income tax expenses
Deferred tax expenses			(117,322)
Income tax expenses			$ (117,322)